Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of market risk
	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(2)	51	3	6
Short term bank deposits	(7)	(4)	76	4	8
Other receivables	(2)	(1)	18	1	2
Lease liability	12	6	(127)	(7)	(14)
Trade payables	1	1	(13)	(1)	(1)
Other payables	18	9	(195)	(10)	(22)
Total NIS-linked balances	17	9	(190)	(10)	(21)

USD-linked balances
Cash and cash equivalents	(662)	(347)	7,285	383	809
Loans from related party	100	52	(1,102)	(58)	(122)
Total USD- linked balances	(562)	(295)	6,183	325	687

Total	(545)	(286)	5,993	315	666

	December 31, 2020
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(3)	56	3	6
Short term bank deposits	(6)	(3)	68	4	8
Other receivables	(1)	(1)	16	1	2
Lease liability	20	10	(219)	(12)	(24)
Trade payables	1	1	(9)	(1)	(1)
Other payables	17	9	(191)	(10)	(21)
Total NIS-linked balances	26	13	(279)	(15)	(30)

USD-linked balances
Cash and cash equivalents	(27)	(14)	296	16	33
Loans from related party	97	51	(1,062)	(56)	(118)
Total USD- linked balances	70	37	(766)	(40)	(85)

Total	96	50	(1,045)	(55)	(115)

Schedule of concentration of currency risk
	Exchange rate	Exchange rate
	of SEK per $1	of NIS per $1
As of December 31:
2019	9.3171	3.456
2020	8.1886	3.215
2021	9.0437	3.110

2019	3.85%	(7.8%)
2020	(12.11%)	(7.0%)
2021	10.44%	(3.3%)

Schedule of linkage of monetary items by currency
	December 31, 2021			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	7,276	51	7,285	9
Short term bank deposits	-	70	-	-
Other receivables	328	18	-	43
	7,604	139	7,285	52
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	220	-
Current maturities of lease liability	-	127		-
Accounts payable and accruals:
Trade	33	13		-
Other	97	231		182
Non-current liabilities
Lease liabilities, net of current maturities	-	-		-
Long-term loans, net of current maturities	-	-	882	129
	130	371	1,102	311
Net asset value	7,474	(232)	6,183	(268)

	December 31, 2020			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	10,365	56	296	17
Short term bank deposits	-	68	-	-
Other receivables	151	16	-	50
	10,516	140	296	67
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	-	-
Current maturities of lease liability	-	96	-	-
Accounts payable and accruals:
Trade	32	9	-	2
Other	99	191	-	156
Non-current liabilities
Lease liabilities, net of current maturities	-	123	-
Long-term loans, net of current maturities	-		1,062	134
	131	419	1,062	292
Net asset value	10,385	(279)	(766)	(225)